General (Summary Of Discontinued Operations, Results Of Operations) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended						2 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Dec. 31, 2007	Oct. 07, 2011 AeroTurbine, Inc. [Member]	Oct. 07, 2011 AeroTurbine, Inc. [Member]	Dec. 31, 2010 AeroTurbine, Inc. [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Total revenues								$ 98,798	$ 89,861
Loss from discontinued operations before taxes								(40,975)	(3,077)
Provision for income taxes								(11,770)	(122)
Income (loss) from discontinued operations (AeroTurbine, including loss on disposal), net of tax	$ (52,745)	$ (3,199)	[1]	$ 2,731	$ 1,447	$ 13,164	$ (52,800)	$ (52,745)	$ (3,199)

[1]	Includes the results of Genesis for the period from March 25, 2010 (date of acquisition) to December 31, 2010.